Mobile Financial Services activities - Financial debts (Details) - Operating segments [member] - Mobile Finance Services - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	€ 1,796	€ 1,883	€ 3,357
Debts with financial institutions	1,009	885	448
Deposit certificate	356	358	475
Balances on current accounts from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	764	949	2,546
Passbooks and special savings accounts [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	995	908	781
Balances on other deposits from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	37	26	30
Term borrowings and advances with financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions	667	615	€ 448
Balances On Other Deposits From Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions	11
Securities delivered under repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions	€ 331	€ 270